SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Use of Estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial Statements in United States Dollars
b.	Financial statements in United States dollars:

Most of the Company’s revenues and costs are denominated in United States dollar (“dollar”). The Company’s management believes that the dollar is the primary currency of the economic environment in which Check Point Ltd. and each of its subsidiaries operate. Thus, the dollar is the Company’s functional and reporting currency.

Accordingly, non-dollar denominated transactions and balances have been re-measured into the functional currency in accordance with Accounting Standard Code (“ASC”) No. 830, “Foreign Currency Matters”. All transaction gains and losses from the re-measured monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

Principles of Consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of Check Point Ltd. and subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash Equivalents
d.	Cash equivalents:
Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible to cash and with original maturities of three months or less at acquisition.
Short-Term Bank Deposit
e.	Short-term bank deposits:

Bank deposits with maturities of more than three months at acquisition but less than one year are included in short-term bank deposits. Such deposits are stated at cost which approximates fair values.

Investments in Marketable Securities
f.	Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, “Investments - Debt and Equity Securities”.

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies all of its marketable securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains and losses on sale of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities sold.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in financial income, net.

The Company’s securities are reviewed for impairment in accordance with ASC 320-10-35. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in other comprehensive income (loss).

Property and equipment, net
g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33 - 50
Office furniture and equipment	10 - 20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Goodwill
h.	Goodwill:

Goodwill has been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of identifiable net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

ASC No. 350, “Intangibles—Goodwill and other” (“ASC No. 350”) requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances, and written down when impaired.

ASC No. 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC No. 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

The Company operates in one operating segment, and this segment comprises its only reporting unit. The Company performs the first step of the quantitative goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present and compares the fair value of the reporting unit with its carrying value.

During the years 2016, 2015 and 2014, no impairment losses have been identified.

Other Intangible Assets, Net
i.	Other intangible assets, net:

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 5 to 20 years. These intangible assets consist of core technology, trademarks and trade names which are amortized over their estimated useful lives on a straight-line basis and customer relationships which are amortized either over their estimated useful lives in proportion to the economic benefits realized or on a straight-line basis.

Impairment of long-lived assets
j.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years 2016, 2015 and 2014, no impairment indicators have been identified.

Research and Development Costs
k.	Research and development costs:

Research and development costs are charged to the statements of income as incurred. ASC No. 985-20, “Software—Costs of Software to Be Sold, Leased, or Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company’s product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Revenue Recognition
l.	Revenue recognition:

The Company derives its revenues mainly from sales of products and licenses, subscriptions and software updates and maintenance. The Company’s products are generally integrated with software that is essential to the functionality of the product. The Company sells its products primarily through channel partners including distributors, resellers, OEMs (Original Equipment Manufacturers), system integrators and MSPs (Managed Service Providers), all of whom are considered end-users.

The Company’s subscriptions provide customers with access to its suite of security solutions and are either sold as a service or an annuity.

The Company’s software updates and maintenance provide customers with rights to unspecified software product upgrades released during the term of the agreement and include maintenance services to end-user customers, through primarily telephone access to technical support personnel as well as hardware support services.

Revenues are recognized when persuasive evidence of an arrangement exists, delivery has occurred or services are rendered, the amounts are fixed or determinable and collection of the amount is considered probable. Revenues from sales of products and licenses are recognized upon shipment or when the customer has been provided access through delivery of the Certificate Key. Revenues from subscriptions and from software updates and maintenance are recognized ratably over the term of the agreement. Revenues from arrangements with payment terms extending beyond customary payment terms are considered not to be fixed or determinable, and therefore revenue is deferred and recognized when payments become due, provided that all other revenue recognition criteria have been met.

The Company’s products and services generally qualify as separate units of accounting. As such, revenues from multiple element arrangement that include products, subscriptions and software updates and maintenance are separated into their various elements using the relative selling price method. The estimated selling price for each deliverable is based on its vendor specific objective evidence (“VSOE”), if available, third party evidence (“TPE”) if VSOE is not available, or best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

The Company establishes VSOE of fair value based on the renewal prices. If VSOE cannot be established for a deliverable, the Company uses BESP. The Company determines fair value based on BESP by reviewing historical transactions, and considering several other external and internal factors including, but not limited to, its pricing practices.

Deferred revenues represent mainly the unrecognized revenue billed for subscriptions and for software updates and maintenance. Such revenues are recognized ratably over the term of the related agreement.

The Company records a provision for estimated sales returns, rebates, stock rotations and other rights provided to customers on product and service related sales in the same period the related revenues are recorded. These estimates are based on historical sales returns, analysis of credit memo data, rebate plans, stock rotation arrangements and other known factors. Such provisions amounted to $ 16,104 and $ 14,130 as of December 31, 2016 and 2015, respectively.

Cost of Revenues
m.	Cost of revenues:

Cost of products and licenses is comprised of cost of software and hardware production, manuals, packaging and shipping.

Cost of subscriptions is comprised of license fees paid to third parties.

Cost of software updates and maintenance is mainly comprised of cost of post-sale customer support.

Amortization of technology is comprised of amortization of core technology assets which are used in the Company’s operations, and is presented separately as part of cost of revenues.

Severance Pay
n.	Severance pay:

The Company’s liability for severance pay for periods prior to January 1, 2007, is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. The Company recorded as expenses the increase in the severance liability, net of earnings (losses) from the related investment fund. Employees were entitled to one month’s salary for each year of employment, or a portion thereof. Until January 1, 2007, the Company’s liability was partially funded by monthly payments deposited with insurers; any unfunded amounts are covered by a provision established by the Company.

The carrying value of deposited funds in respect to the severance liability for services prior to January 1, 2007, includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

Effective January 1, 2007, the Company’s agreements with employees in Israel, are under Section 14 of the Severance Pay Law, 1963. The Company’s contributions for severance pay have extinguished its severance obligation. Upon contribution of the full amount based on the employee’s monthly salary for each year of service, no additional obligation exists regarding the matter of severance pay and no additional payments is made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the required deposit amounts have been paid.

Severance expenses for the years ended December 31, 2016, 2015 and 2014, were $ 8,165, $ 7,140 and $ 6,726, respectively.

Employee Benefit Plan
o.	Employee benefit plan:

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. In 2016, all eligible employees may elect to contribute up to 50%, but generally not greater than $ 18 per year (and an additional amount of $ 6 for employees aged 50 and over), of their annual compensation to the plan through salary deferrals, subject to statutory limits. The Company matches 50% of employee contributions to the plan up to a limit of 4.5% of their eligible compensation. In 2016, 2015 and 2014, the Company’s matching contribution to the plan amounted to $ 2,290, $ 1,397 and $ 1,148, respectively.

Income Taxes
p.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes” (“ASC No. 740”). ASC No. 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined for temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. The Company classifies interest related to unrecognized tax benefits in taxes on income.

Advertising Costs
q.	Advertising costs:
Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2016, 2015 and 2014, were $ 3,127, $ 2,311 and $ 2,837, respectively.
Concentrations of Credit Risk
r.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and foreign currency derivative contracts.

The majority of the Company’s cash and cash equivalents and short-term bank deposits are deposited in major banks in the U.S., Israel and Europe. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be withdrawn upon demand and therefore bear low risk. Marketable securities are held mainly by Check Point Ltd., the Company’s Singaporean subsidiary and the U.S. subsidiary, and are invested in securities denominated in U.S. dollar.

The Company’s marketable securities consist of investments in government, corporate and government sponsored enterprises debentures. The Company’s investment policy, approved by the Board of Directors, limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company’s trade receivables are geographically dispersed and derived from sales to channel partners mainly in the United States, Europe and Asia. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its channel partners and establishes an allowance for doubtful accounts based on factors that may affect a customers’ ability to pay, such as known disputes, age of the receivable balance and past experience. Allowance for doubtful accounts amounted to $ 2,255 and $ 2,101 as of December 31, 2016 and 2015, respectively. The Company writes off receivables when they are deemed uncollectible, having exhausted all collection efforts. Actual collection experience may not meet expectations and may result in increased bad debt expense. Bad debt expense (income) amounted to $ 154, $ (1,834) and $ (1,932) in 2016, 2015 and 2014, respectively. Total write offs during 2016, 2015 and 2014 amounted to $ 0, $ 123 and $ 1,537, respectively.

The Company utilizes foreign currency forward contracts to protect against the risk of overall changes in exchange rates. The derivative instruments hedge a portion of the Company’s non-dollar currency exposure. The Company’s exposure is limited to the amount of any asset resulting from the forward contracts.

Derivatives and Hedging
s.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, “Derivatives and Hedging” (“ASC No. 815”). ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, as well as the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are designated as such, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative’s change in fair value is recognized in financial income, net.

The Company entered into forward contracts to hedge the fair value of assets and liabilities denominated in the following currencies: the New Israeli Shekel, the Euro, the British Pound, the Swedish Krona, the Japanese Yen, the Czech Koruna, the Norwegian Krone, the Singapore Dollar and the Canadian Dollar. As of December 31, 2016 and 2015, the Company had outstanding forward contracts that did not meet the requirement for hedge accounting, in the notional amount of $ 153,318 and $ 319,380, respectively. The Company measured the fair value of the contracts in accordance with ASC No. 820, “Fair Value Measurement” (“ASC No. 820”) (classified as level 2 of the fair value hierarchy). The net gains (losses) resulting from these forward contracts recognized in financial income, net during 2016, 2015 and 2014 were $ 1,822, $ 378 and $ (21,970), respectively. The fair value of the Company’s outstanding forward contracts at December 31, 2016 and 2015 amounted to liabilities of $ 10 and $ 52, respectively.

The Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in New Israeli Shekel and in Euro. As of December 31, 2016 and 2015, the Company had outstanding forward contracts in the notional amount of $ 51,970 and $ 25,732, respectively. These contracts were for a period of up to twelve months. The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2 of the fair value hierarchy). These contracts met the requirement for cash flow hedge accounting and, as such, gains (losses) on the contracts are recognized initially in OCI and reclassified to the statement of income in the period the related hedged items affect earnings. During 2016, 2015 and 2014 gains (losses) in the amount of $ 120, $ (1,585) and $ (3,009), respectively, were reclassified when the related expenses were incurred and recognized in operating expenses. The fair value of the Company’s outstanding forward contracts at December 31, 2016 and 2015 amounted to assets of $ 53 and $ 8, respectively.

Basic and Diluted Earnings per Share
t.	Basic and diluted earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares outstanding during the year, in accordance with ASC No. 260, “Earnings Per Share”.

The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share, since it would have an anti-dilutive effect, was 4,232,063, 1,594,082 and 1,746,613 for 2016, 2015 and 2014, respectively.

Accounting for stock-based compensation
u.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, “Compensation-Stock Compensation” (“ASC No. 718”). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the grant date using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of income.

The Company recognizes compensation expenses for the value of awards granted, based on the straight line method for service based awards and based on the accelerated method for performance-based awards. Compensation expense is recognized over the requisite service period of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate model for determining the fair value for its stock options awards and Employee Stock Purchase Plan, whereas the fair value of restricted stock units is based on the closing market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, the most significant of which are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options. The expected term of options granted is based upon historical experience and represents the period of time between when the options are granted and when they are expected to be exercised. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected term of the options. The Company has historically not paid dividends and has no plans to pay dividends in the foreseeable future.

The fair value of options granted and Employee Stock Purchase Plan in 2016, 2015 and 2014 is estimated at the date of grant using the following weighted average assumptions:

	Year ended December 31,
Employee Stock Options	2016	2015	2014
Expected volatility	22.23%	25.14%	29.30%
Risk-free interest rate	1.07%	1.59%	1.48%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	4.65	5.59	5.51

Employee Stock Purchase Plan
Expected volatility	23.24%	21.89%	21.47%
Risk-free interest rate	0.16%	0.07%	0.06%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5

Fair Value of Financial Instruments
v.	Fair value of financial instruments:

The Company measures its investments in money market funds (classified as cash equivalents), marketable securities and its foreign currency derivative contracts at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Comprehensive Income
w.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, “Comprehensive Income”. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses on hedging derivative instruments and unrealized gains and losses on available-for-sale marketable securities.

The following table shows the components of accumulated other comprehensive income (loss), net of taxes, for the year ended December 31, 2016:

	Year ended December 31, 2016
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total
Beginning balance	$(4,259)	$9	$(4,250)

Other comprehensive loss before reclassifications	(2,793)	159	(2,634)
Amounts reclassified from accumulated other comprehensive income	*) (2,265)	**) (101)	(2,366)

Net current-period other comprehensive income (loss)	(5,058)	58	(5,000)

Ending balance	$(9,317)	$67	$(9,250)

*)	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2016 for realized gains on marketable securities are included within financial income, net.

**)	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2016 for realized gains on cash flow hedges are included mostly within research and development expenses as well as other operating expenses.

Treasury Shares
x.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a separate component of shareholders’ equity.

The Company reissues treasury shares under the stock purchase plan, upon exercise of options and upon vesting of restricted stock units. Reissuance of treasury shares is accounted for in accordance with ASC No. 505-30 whereby gains are credited to additional paid-in capital and losses are charged to additional paid-in capital to the extent that previous net gains are included therein; otherwise to retained earnings.

Legal Contingencies
y.	Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

Impact of Recently Issued Accounting Standards
z.	Impact of recently issued accounting standards:

In May 2014, the Financial Accounting Standards Board (“FASB”) issued an ASU No. 2014-09 on revenue from contracts with customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. In 2015, the FASB issued guidance to defer the effective date to fiscal years beginning after December 15, 2017 with early adoption for fiscal years beginning after December 15, 2016.

In March, April, May and December 2016, the FASB issued additional updates regarding certain principal versus agent considerations, identifying performance obligations and licensing, various narrow scope improvements and technical corrections and improvements based on practical questions raised by users.

The standard requires revenue to be recognized when control of promised goods or services is transferred to customers in amounts that reflect the consideration to which the company expects to be entitled in exchange for those goods or services. The standard also provides guidance on the recognition of costs related to obtaining customer contracts. The two permitted transition methods under the new standard are the full retrospective method, in which case the standard would be applied to each prior reporting period presented, or the modified retrospective method, in which case the standard is applied only to the period of adoption and the cumulative effect of applying the standard would be recognized at the beginning of that period.

The Company anticipates adopting the new standard at the effective date of January 1, 2018. The Company believes that an impact may be on accounting for costs related to obtaining contracts with customers. The Company is continuing to assess all the potential impacts this standard will have, and as such the Company cannot reasonably estimate quantitative information related to the impact of this standard on its consolidated financial statements at this time.

In February 2016, the FASB issued ASU 2016-02, “Leases” (Topic 842), whereby, lessees will be required to recognize for all leases at the commencement date a lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Companies may not apply a full retrospective transition approach. ASU 2016-02 is effective for annual and interim periods beginning after December 15, 2018. Early application is permitted. The Company is evaluating the potential impact of this pronouncement.

In March 2016, the FASB issued Accounting Standards Update No. 2016-09, “Compensation — Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting” (“ASU 2016-09”). ASU 2016-09 simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. For public entities, ASU 2016-09 is effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. The standard became effective for the Company on January 1, 2017. The Company adopted ASU 2016-09 in the first quarter of 2017 using a modified retrospective transition method. As a result, the Company expects to increase its deferred tax asset in the amount of $86 million.

Under the new guidance, the Company has elected to change its policy and has started to recognize forfeitures of awards as they occur. The change in forfeiture policy was adopted using a modified retrospective transition method. The Company expects to record a total cumulative-effect adjustment in retained earnings as of January 1, 2017 for the revision of the forfeiture fair value that have not previously been recognized in an amount of approximately $3 million upon transition.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”). The standard changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019. Early adoption is permitted for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Company does not expect that this new guidance will have a material impact on the Company’s Consolidated Financial Statements.

In January 2017, the FASB issued ASU 2017-04, “Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” The standard eliminates the requirement to measure the implied fair value of goodwill by assigning the fair value of a reporting unit to all assets and liabilities within that unit (“the Step 2 test”) from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit. The standard will become effective for the Company beginning January 1, 2020 and must be applied to any annual or interim goodwill impairment assessments after that date. Early adoption is permitted. The Company is currently evaluating the effect that the adoption of this ASU will have on its consolidated financial statements.